Equity - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Oct. 31, 2017	Dec. 31, 2017
Disclosure Of Classes Of Share Capital [Line Items]
Dividend per share paid	$ 0.1
Treasury shares excluded from payment of dividends	11,100
Dividends paid	$ 1,382
Bottom of range [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Intended percentage of net post-tax audited consolidated profits attributable to shareholders to pay for cash dividends		25.00%